Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2025
Registrant Name	dei_EntityRegistrantName	VIRTUS ASSET TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001018593
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 16, 2026
Document Effective Date	dei_DocumentEffectiveDate	Apr. 28, 2026
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Apr. 28, 2026
Virtus Ceredex Large-Cap Value Equity Fund | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SVIIX
Virtus Ceredex Large-Cap Value Equity Fund | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STVTX
Virtus Ceredex Large-Cap Value Equity Fund | Class R6 Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STVZX
Virtus Ceredex Mid-Cap Value Equity Fund | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAMVX
Virtus Ceredex Mid-Cap Value Equity Fund | Class C Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMVFX
Virtus Ceredex Mid-Cap Value Equity Fund | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMVTX
Virtus Ceredex Mid-Cap Value Equity Fund | Class R6 Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMVZX
Virtus Ceredex Small-Cap Value Equity Fund | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SASVX
Virtus Ceredex Small-Cap Value Equity Fund | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCETX
Virtus Ceredex Small-Cap Value Equity Fund | Class R6 Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VVERX
Virtus Seix Core Bond Fund | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STGIX
Virtus Seix Core Bond Fund | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STIGX
Virtus Seix Core Bond Fund | Class R6 Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STGZX
Virtus Seix Floating Rate High Income Fund | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SFRAX
Virtus Seix Floating Rate High Income Fund | Class C Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SFRCX
Virtus Seix Floating Rate High Income Fund | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAMBX
Virtus Seix Floating Rate High Income Fund | Class R6 Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SFRZX
Virtus Seix High Grade Municipal Bond Fund | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SFLTX
Virtus Seix High Grade Municipal Bond Fund | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCFTX
Virtus Seix High Yield Fund | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HYPSX
Virtus Seix High Yield Fund | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAMHX
Virtus Seix High Yield Fund | Class R6 Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HYIZX
Virtus Seix Investment Grade Tax-Exempt Bond Fund | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SISIX
Virtus Seix Investment Grade Tax-Exempt Bond Fund | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STTBX
Virtus Seix Total Return Bond Fund | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CBPSX
Virtus Seix Total Return Bond Fund | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAMFX
Virtus Seix Total Return Bond Fund | Class R6 Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAMZX
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSAGX
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIGVX
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund | Class R6 Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIGZX
Virtus SGA International Growth Fund | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCIIX
Virtus SGA International Growth Fund | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STITX
Virtus SGA International Growth Fund | Class R6 Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCIZX
Virtus Silvant Large-Cap Growth Stock Fund | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STCIX
Virtus Silvant Large-Cap Growth Stock Fund | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STCAX
Virtus Silvant Large-Cap Growth Stock Fund | Class R6 Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STCZX
Virtus Zevenbergen Innovative Growth Stock Fund | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAGAX
Virtus Zevenbergen Innovative Growth Stock Fund | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCATX
Virtus Zevenbergen Innovative Growth Stock Fund | Class R6 Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VZGRX